Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	£ 3,165	£ 6,148
Social security and other taxes	146	183
Other payables	22	21
At December 31	£ 3,333	£ 6,352